Schedule of Equipment (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Equipment	$ 603,972	$ 509,279	$ 228,578
Less accumulated depreciation	(172,513)	(73,552)	(20,768)
Equipment, net	431,459	435,727	207,810
Equipment, net	$ 431,459	435,727	207,810
Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment		$ 509,279	$ 228,578